Exhibit 99.1

grant thornton llp 4695 MacArthur Court, Suite 1600 Newport Beach, CA 92660 D +1 949 553 1600 F +1 949 553 0168 www.GrantThornton.com
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Board of Directors and Management of TruPS Financials Note Securitization 2020-1, BofA Securities and EJF CDO Manager LLC:
We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2020-1 (the “Issuer”), BofA Securities (the “Placement Agent”) and EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and the Placement Agent the “Specified Parties”), in their evaluation of certain information with respect to attributes of the notes (“TruPS Notes”) related to TruPS Financials Note Securitization 2020-1. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
The procedures we performed and our findings are as follows.  For the purposes of our procedures, we assumed that (i) differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement and (ii), for “Maturity” we assumed that differences of less than or equal to 30 days, were in agreement.
On July 1, 2020, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Collateral Manager provided us with periodic updates received up to and including July 7, 2020 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.
Unless otherwise indicated, the following are defined for the purposes of our procedures:

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the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•
the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted.  If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

	•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

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Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, we performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.
Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ,
2	Holding Company	S&P Capital IQ, S&P Global Market Intelligence
3	Type of Company	S&P Capital IQ,
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents.  With respect to Characteristic 5, we summed the principal balance amount(s) for each of the Securities as set forth in the related Source Document and compared such total amount to be greater than or equal to the Principal Balance ($) as set forth in the Closing Date Collateral File.  We noted eight unresolved discrepancies, which are shown on Appendix B, between the Closing Date Collateral Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to the attributes of the TruPS Notes related to TruPS Financials Note Securitization 2020-1.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•    Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•    Addressing the value of collateral securing any such assets being securitized

•    Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

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•     Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•    Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•     Forming any conclusion

•     Any other terms or requirements of the transaction that do not appear in this report.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Newport Beach, California
July 8, 2020

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Appendix A

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EJF TFINS 2020-1
Appendix A

Holding Company	Operating Company	Type of Company	Type of Collateral Obligation	Principal Balance	Maturity	Fixed Coupon	Spread	Reference Rate	Flip Date	Fixed/Float	A.M. Best’s Financial Strength Rating of the Operating Company
Allegiance Bancshares, Inc.	Allegiance Bank	Bank	TRUPS	$ 3,500,000.00	7/7/2035		1.8	3 Month Libor		Float
Beal Financial Corporation	Beal Bank USA	Bank	TRUPS	$ 7,000,000.00	9/26/2032		3.4	3 Month Libor		Float
Popular, Inc.	Banco Popular de Puerto Rico	Bank	TRUPS	$ 7,000,000.00	9/15/2034	6.564		Fixed		Fixed
Renasant Corporation	Renasant Bank	Bank	TRUPS	$ 1,000,000.00	9/15/2038		3.75	3 Month Libor		Float
New York Private Bank & Trust Corporation	Emigrant Bank	Bank	TRUPS	$ 7,000,000.00	12/10/2033		2	12 Month Libor		Float
Cadence Bancorporation	Cadence Bank, N.A.	Bank	TRUPS	$ 3,200,000.00	7/1/2037		1.75	3 Month Libor		Float
First Independence Corporation	First Independence Bank	Bank	TRUPS	$ 3,000,000.00	6/26/2032		3.45	3 Month Libor		Float
Flagstar Bancorp, Inc.	Flagstar Bank, FSB	Bank	TRUPS	$ 5,000,000.00	4/7/2033		3.25	3 Month Libor		Float
Inwood Bancshares, Inc.	Inwood National Bank	Bank	TRUPS	$ 3,900,000.00	4/24/2033		3.25	3 Month Libor		Float
Johnson Financial Group, Inc.	Johnson Bank	Bank	TRUPS	$ 3,000,000.00	5/28/2038		1.75	3 Month Libor		Float
Mercantile Bank Corporation	Mercantile Bank of Michigan	Bank	TRUPS	$ 500,000.00	9/16/2034		2.18	3 Month Libor		Float
Merchants Financial Group, Inc.	Merchants Bank, National Association	Bank	TRUPS	$ 750,000.00	12/31/2032		3.35	3 Month Libor		Float
Limestone Bancorp, Inc.	Limestone Bank, Inc.	Bank	TRUPS	$ 3,000,000.00	6/17/2034		2.79	3 Month Libor		Float
Republic First Bancorp, Inc.	Republic First Bank	Bank	TRUPS	$ 900,000.00	3/1/2037		1.73	3 Month Libor		Float
TCB Corporation	Countybank	Bank	TRUPS	$ 4,500,000.00	12/31/2033		0.25	Prime		Float
Umpqua Holdings Corporation	Umpqua Bank	Bank	TRUPS	$ 100,000.00	4/24/2033		3.25	3 Month Libor		Float
Bank of Highland Park Financial Corp	First Bank of Highland Park	Bank	SubDebt	$ 5,000,000.00	5/25/2028	6.2	3.26	3 Month Libor	6/30/2023	Fixed/Float
Banterra Corp.	Banterra Bank	Bank	SubDebt	$ 3,750,000.00	6/7/2029	6	4.12	3 Month Libor	6/7/2024	Fixed/Float
Business First Bancshares, Inc.	b1Bank	Bank	SubDebt	$ 5,000,000.00	12/31/2033	6.75	3.69	3 Month Libor	12/31/2028	Fixed/Float
Catskill Hudson Bancorp, Inc.	Catskill Hudson Bank	Bank	SubDebt	$ 5,000,000.00	10/28/2026	7.25		Fixed	n/a	Fixed
First Bancshares, Inc.	First, A National Banking Association	Bank	SubDebt	$ 5,000,000.00	5/1/2033	6.4	3.39	3 Month Libor	5/1/2028	Fixed/float
First Citizens Bancshares, Inc.	Citizens National Bank of Texas	Bank	SubDebt	$ 5,000,000.00	9/1/2028	6	3.03	3 Month Libor	9/1/2023	Fixed/Float
First Federal Bancorp, MHC	First Federal Bank	Bank	SubDebt	$ 5,000,000.00	12/27/2028	6.125	3.267	3 Month Libor	12/27/2023	Fixed/Float
First Gothenburg Bancshares, Inc.	First State Bank	Bank	SubDebt	$ 5,000,000.00	10/2/2029	6.125	4.62	3 Month Libor	10/2/2024	Fixed/Float
First Horizon National Corporation	First Horizon Bank	Bank	SubDebt	$ 7,000,000.00	5/1/2030	5.75		Fixed	n/a	Fixed
First Oklahoma Holdings, Inc.	First Oklahoma Bank	Bank	SubDebt	$ 2,500,000.00	7/31/2029	6.5		Fixed	n/a	Fixed
First Western Financial, Inc.	First Western Trust Bank	Bank	SubDebt	$ 4,000,000.00	3/31/2030	5.125	4.5	3 Month Libor	3/31/2025	Fixed/Float
First Western Bancshares, Inc.	First Western Bank	Bank	SubDebt	$ 1,500,000.00	6/15/2028	6.75	3.855	3 Month Libor	6/15/2023	Fixed/Float
Fortis Financial Inc.	Fortis Private Bank	Bank	SubDebt	$ 5,000,000.00	2/15/2030	5.7	4.56	3 Month SOFR	2/15/2025	Fixed/Float
Fortis Financial Inc.	Fortis Private Bank	Bank	SubDebt	$ 2,000,000.00	12/20/2028	6.5	3.46	3 Month Libor	12/20/2023	Fixed/Float
Howard Bancorp, Inc.	Howard Bank	Bank	SubDebt	$ 2,500,000.00	12/6/2028	6	3.02	3 Month Libor	12/6/2023	Fixed/Float
MainStreet Bancshares, Inc.	MainStreet Bank	Bank	SubDebt	$ 600,000.00	12/31/2026	6.25	4.25	3 Month Libor	1/1/2022	Fixed/Float
Midwest Regional Bancorp, Inc.	Midwest Regional Bank	Bank	SubDebt	$ 2,250,000.00	12/1/2028	6.75	3.64	3 Month Libor	12/1/2023	Fixed/Float
Nano Financial Holdings, Inc.	Nano Banc	Bank	Senior Note	$ 4,500,000.00	7/1/2024	7		Fixed	n/a	Fixed
Reeves Bancshares, Inc.	Stockmans Bank	Bank	SubDebt	$ 2,000,000.00	6/12/2029	6.625	4.7	3 Month Libor	6/12/2024	Fixed/Float
Tennessee Valley Financial Holdings, Inc.	TNBANK	Bank	SubDebt	$ 2,000,000.00	3/29/2029	7.25	5.08	3 Month Libor	3/29/2024	Fixed/Float
	Summit State Bank	Bank	SubDebt	$ 6,000,000.00	6/30/2029	6	3.62	3 Month Libor	6/30/2024	Fixed/Float
United Bancorp, Inc.	Unified Bank	Bank	SubDebt	$ 2,500,000.00	5/15/2029	6	3.625	3 Month Libor	5/15/2024	Fixed/Float
Volunteer State Bancshares, Inc.	Volunteer State Bank	Bank	SubDebt	$ 5,000,000.00	11/15/2029	5.75	4.365	3 Month SOFR	11/15/2024	Fixed/Float
Argo Group International Holdings, Ltd.	Argo Re, Ltd	Insurance	TRUPS	$ 7,000,000.00	1/8/2034		4.1	3 Month Libor		Float	A-
Atlantic American Corporation	American Southern Insurance Company	Insurance	TRUPS	$ 1,200,000.00	12/4/2032		4	3 Month Libor		Float	A
Atlantic American Corporation	American Southern Insurance Company	Insurance	TRUPS	$ 5,800,000.00	5/15/2033		4.1	3 Month Libor		Float	A-
Bancinsurance Corporation	Ohio Indemnity Company	Insurance	TRUPS	$ 3,500,000.00	12/4/2032		4	3 Month Libor		Float	A-
First Financial Insurance Company (Combined)	Burlington Insurance Group, Inc.	Insurance	TRUPS	$ 7,000,000.00	5/15/2033		4.1	3 Month Libor		Float	A
Medical Professional Mutual Insurance Company	Coverys Inc.	Insurance	TRUPS	$ 1,500,000.00	4/29/2034		3.8	3 Month Libor		Float	A
GuideOne Mutual and GuideOne Specialty Mutual (Combined)	Guideone Mutual Insurance Company	Insurance	Surplus Note	$ 7,000,000.00	1/8/2034		4.1	3 Month Libor		Float	A-
The Westaim Corporation	Houston International Insurance Group, Ltd	Insurance	SubDebt	$ 7,000,000.00	5/24/2039	7.25		Fixed		Fixed	A-
James River Group Holdings, Ltd.	James River Group, Inc.	Insurance	Senior	$ 1,000,000.00	4/29/2034		3.85	3 Month Libor		Float	A
Lancer Financial Group, Inc.	Lancer Insurance Company	Insurance	TRUPS	$ 7,000,000.00	5/15/2033		4.1	3 Month Libor		Float	A-
Londen Insurance Group, Inc.	Lincoln Heritage Life Insurance Company	Insurance	TRUPS	$ 1,500,000.00	5/15/2033		4.1	3 Month Libor		Float	A-
AmTrust Financial Services, Inc.	AmTrust International Insurance Ltd.	Insurance	TRUPS	$ 7,000,000.00	10/29/2033		3.85	3 Month Libor		Float	A-
R.V.I. Guaranty Co., Ltd.	R.V.I. America Insurance Corporation	Insurance	TRUPS	$ 1,500,000.00	12/4/2032		4	3 Month Libor		Float	A-
Columbia Mutual Insurance Company	Columbia National Insurance Company	Insurance	Surplus Note	$ 1,500,000.00	12/4/2032		4	3 Month Libor		Float	A-
	Farmers Mutual Fire Insurance Company of Salem County	Insurance	Surplus Note	$ 2,600,000.00	12/4/2032		4	3 Month Libor		Float	A-
Mutual of Enumclaw Insurance Holding Company	Mutual of Enumclaw Insurance Company	Insurance	Surplus Note	$ 1,000,000.00	10/29/2033		3.85	3 Month Libor		Float	A-
Mutual of Enumclaw Insurance Holding Company	Mutual of Enumclaw Insurance Company	Insurance	Surplus Note	$ 1,000,000.00	10/29/2033		3.95	3 Month Libor		Float	A-
Hilltop Holdings Inc.	National Lloyds Corporation	Insurance	Surplus Note	$ 7,000,000.00	5/15/2033		4.1	3 Month Libor		Float	A u
New London County Mutual Insurance Company	New London County Mutual Insurance Company	Insurance	Surplus Note	$ 6,875,000.00	12/4/2032		4	3 Month Libor		Float	A-
	Utica First Insurance Company	Insurance	Surplus Note	$ 2,500,000.00	12/4/2032		4	3 Month Libor		Float	A
Fosun International Holdings, Ltd.	AmeriTrust (SNL P&C Group)	Insurance	Senior Note	$ 7,000,000.00	4/29/2034		4	3 Month Libor		Float	A-
Synovous Financial Corp.	Synovous Bank	Bank	SubDebt	$ 7,000,000.00	2/7/2029	5.9	3.379	5 yr Mid Swap Rate	2/7/2024	Fixed/Float
Ally Financial Inc.	Ally Bank	Bank	TruPS	$ 7,000,000.00	2/15/2040		5.785	3 Month Libor		Float
OFG Bancorp	Oriental Bank	Bank	TruPS	$ 7,000,000.00	9/17/2033		2.95	3 Month Libor		Float
Florida Bancshares, Inc.	First National Bank of Pasco	Bank	Subdebt	$ 3,500,000.00	7/30/2029	6.5	4.7	3 Month Libor	7/30/2024	Fixed/Float
National Bank of Indianapolis Corporation	The National Bank of Indianapolis	Bank	Subdebt	$ 2,500,000.00	9/15/2029	5.5	4.209	3 Month Libor	9/15/2024	Fixed/Float
Nebraska Bankshares, Inc.	First State Bank	Bank	Subdebt	$ 1,500,000.00	10/2/2029	6.625	5.12	3 Month Libor	10/2/2024	Fixed/Float
Community Heritage Financial, Inc.	Middletown Valley Bank	Bank	Subdebt	$ 2,500,000.00	10/30/2029	5.75	4.395	3 Month Libor	10/30/2024	Fixed/Float
Congressional Bancshares, Inc.	Congressional Bank	Bank	Subdebt	$ 4,500,000.00	12/1/2029	5.75	4.39	3 Month SOFR	12/1/2024	Fixed/Float
First Carolina Financial Services, Inc.	First Carolina Bank	Bank	Subdebt	$ 7,000,000.00	12/6/2029	5.5	3.94	3 Month Libor	12/6/2024	Fixed/Float
PB Financial Corporation	Providence Bank	Bank	Subdebt	$ 2,000,000.00	1/15/2030	5.375	3.736	3 Month Libor	1/15/2025	Fixed/Float
M1 Bancshares, Inc.	M1 Bank	Bank	Subdebt	$ 2,500,000.00	12/20/2029	5.75	4.11	3 Month Libor	12/20/2024	Fixed/Float
Access Bancorp, Inc.	AccessBank Texas	Bank	Subdebt	$ 7,000,000.00	12/31/2029	5.5	3.9	3 Month Libor	12/31/2024	Fixed/Float

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Appendix B

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CUSIP	Operating Company	Characteristic	Closing Date Collateral Data File	Results of Procedures
337158AJ8	First Horizon Bank	Type of Collateral Obligation	SubDebt	The Source Document was not available to compare the Type of Collateral Obligation.
337158AJ8	First Horizon Bank	Spread	0.00%
The Source Document was not available to compare the Spread. The Collateral Manager did provide a high level Bloomberg Bond Detail description on July 2, 2020 showing the Spread as 0.00% as this security is fixed.

337158AJ8	First Horizon Bank	Reference Rate	Fixed
The Source Document was not available to compare the Reference Rate. The Collateral Manager did provide a high level Bloomberg Bond Detail description on July 2, 2020 showing the Reference Rates as Fixed.

337158AJ8	First Horizon Bank	Maturity Date	5/1/2030
The Source Document was not available to compare the Maturity Date. The Collateral Manager did provide a high level Bloomberg Bond Detail description on July 2, 2020 showing the Maturity Dates as 5/1/2030.

ZQ7983401	MainStreet Bank	Type of Collateral Obligation	SubDebt	The Source Document was not available to compare the Type of Collateral Obligation.
ZQ7983401	MainStreet Bank	Spread	4.25%	The Source Document was not available to compare the Spread. The Collateral Manager did provide a high level Bloomberg Bond Detail description on July 2, 2020 showing the Spread as 4.25%.
ZQ7983401	MainStreet Bank	Reference Rate	3 Month Libor
The Source Document was not available to compare the Reference Rate. The Collateral Manager did provide a high level Bloomberg Bond Detail description on July 2, 2020 showing the Reference Rates as 3 Month Libor.

ZQ7983401	MainStreet Bank	Maturity Date	12/31/2026
The Source Document was not available to compare the Maturity Date. The Collateral Manager did provide a high level Bloomberg Bond Detail description on July 2, 2020 showing the Maturity Dates as 12/31/2026.